Short-term investments (Tables)	12 Months Ended
Dec. 31, 2019
Short-term investments
Schedule of Short-term Investments

	December 31, 2018
	US$
	Fair		Unrealized
	value	Cost	gain in profit
Level 1
REITs	8,442,063	7,291,863	1,150,200
Total	8,442,063	7,291,863	1,150,200

	December 31, 2019
	US$
	Fair		Unrealized
	value	Cost	loss in profit
Level 1
Equity securities with readily determinable fair value	2,076,443	3,700,257	(1,623,814)
Level 3
Equity securities without readily determinable fair value	3,519,182	3,519,182	—
Total	5,595,625	7,219,439	(1,623,814)